Operating expenses - Schedule of Expenses by Nature (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Employee benefit expenses	€ (167,010)	€ (140,050)	€ (118,658)
Agent costs	(108,648)	(95,333)	(75,950)
Depreciation and amortization	(54,415)	(43,782)	(51,028)
IT costs	(18,350)	(16,464)	(16,499)
Travel, entertainment, office and rental cost	(14,974)	(13,287)	(11,456)
Auditors, lawyers and consultants	(11,092)	(10,713)	(12,113)
External and other personnel cost	(9,878)	(8,735)	(7,544)
Contributions to defined contribution plans	(7,828)	(8,055)	(7,619)
Advertising and promotion	(4,382)	(3,644)	(3,827)
Share-based payment transactions expenses	(4,154)	(3,957)	(9,988)
Contributions to defined benefit plans	(1,649)	(1,365)	(1,607)
Corporate restructuring expenses	(1,305)	(5,660)	(2,764)
Business restructuring expenses	(1,240)	(1,324)	(4,446)
Impairment	(155)	(1,371)	(3,355)
Change in fair value of warrants and put options	1,150	9,287	11,070
Capitalized software development expenditure	40,433	33,667	25,688
Other operating expenses	(9,717)	(13,639)	(7,254)
Total	€ (373,214)	€ (324,425)	€ (297,350)